Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($) Segment Membership	Mar. 31, 2026 USD ($) Segment Membership	Mar. 31, 2026 JPY (¥) Segment Membership	Mar. 31, 2026 CNY (¥) Segment Membership	Mar. 31, 2026 AUD ($) Segment Membership	Mar. 31, 2026 CAD ($) Segment Membership	Mar. 31, 2026 MYR (RM) Segment Membership	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivable		$ 1,886,935						$ 1,040,434	$ 1,244,662
Other receivables		14,131						14,974
Allowance for credit losses for compensation receivable		87,954						93,103
Impairment for operating lease right-of-use lease assets
Slow moving inventory		(92,100)						61,935	(68,361)
Non-current liabilities		1,291,866						1,470,135
Impairment loss								143,621
Non-refundable initial franchise fee		$ 20,000	¥ 3,000,000
Franchise fees royalties percentage	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Directly-operated expenses	$ 1	$ 1	¥ 100		$ 1	$ 1
Deferred revenue		2,336,812						8,027,153
Revenue recognized on deferred revenue		292,920						44,907	82,017
Unredeemed membership points		$ 2,336,812
Tax benefit percentage	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Shipping and handling expenses		$ 2,859,607						1,833,788	1,793,286
Advertising expenses		$ 516,175						112,698	$ 301,681
Number of operating segments | Segment	3	3	3	3	3	3	3
Cash deposit		$ 25,389						96,843
Location, Statement of Financial Position, Balance [Axis]: AssetRetirementObligationsMember
Summary of Significant Accounting Policies [Line Items]
Non-current liabilities		$ 473,712						$ 597,965
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	12.30%	12.30%	12.30%	12.30%	12.30%	12.30%	12.30%	13.40%	18.80%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	23.70%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	11.60%	11.60%	11.60%	11.60%	11.60%	11.60%	11.60%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	15.70%	15.70%	15.70%	15.70%	15.70%	15.70%	15.70%	11.30%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	14.90%	14.90%	14.90%	14.90%	14.90%	14.90%	14.90%	10.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	13.40%	13.40%	13.40%	13.40%	13.40%	13.40%	13.40%
Customer Concentration Risk [Member] | Customer Five [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	11.80%	11.80%	11.80%	11.80%	11.80%	11.80%	11.80%
Merchandise Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Slow moving inventory		$ 38,569						$ 132,904
Consumption Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses for compensation receivable		$ 87,954						$ 93,103
Suppliers One [Member] | Supplier Concentration Risk [Member] | Total purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	20.60%	20.60%	20.60%	20.60%	20.60%	20.60%	20.60%	28.20%	22.50%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Total purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	18.60%	18.60%	18.60%	18.60%	18.60%	18.60%	18.60%	18.50%	21.20%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Total purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	10.90%	10.90%	10.90%	10.90%	10.90%	10.90%	10.90%
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses | ¥			¥ 1
Cash deposit		$ 1,562,849						$ 3,329,061
Total revenue percentage		52.90%						70.50%	77.80%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses	$ 1
Number of membership points convertible into currency units | Membership	250	250	250	250	250	250	250
Cash deposit		$ 270,887						$ 1,171,506
Total revenue percentage		47.10%						29.50%	22.20%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit		$ 21,408						$ 138,365
Malaysia [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit								710
Deposit insurance corporation		62,000					RM 250,000
Canada [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit		49,408						29,465
Deposit insurance corporation		72,000				$ 100,000
Australia [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit		136,430
Deposit insurance corporation		$ 171,000			$ 250,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in voting stock		20.00%
Percentage of consumption tax rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in voting stock		50.00%
Percentage of consumption tax rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Hong Kong Deposit Protection Board [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance corporation	$ 800,000	$ 102,000
China Deposit Protection Board [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance corporation		72,000		¥ 500,000
Federal Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance corporation		$ 250,000